Stockholders' Equity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Shares Issuable Under Warrants
Beginning balance, outstanding	6,183,115	5,993,750
Issued		189,365
Exercised	(369,311)
Expired/canceled
Ending balance, outstanding	5,813,804	6,183,115
Weighted-average Exercise Price
Beginning balance, outstanding	$ 11.50	$ 11.50
Issued		11.50
Exercised
Expired/canceled
Ending balance, outstanding	$ 11.50	$ 11.50
Weighted Average Remaining Life
Beginning balance, outstanding	4 years 11 months 19 days
Ending balance, outstanding	3 years 11 months 19 days	4 years 11 months 19 days
Aggregate Intrinsic Value
Ending balance, outstanding	$ 2,473,000